S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - West Enclave Merger Corp [Member]	Apr. 20, 2026 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 150,000
Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,833,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	300,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	10,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000